Total Capital and Net Income Per Common Unit - Additional Information - Brookfield Transaction Warrants and Common Units Issued (Details)		1 Months Ended		12 Months Ended
	Sep. 25, 2017 USD ($) day $ / shares shares	Jul. 31, 2018 USD ($) shares	Sep. 30, 2017 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 22, 2020 $ / shares	Oct. 01, 2019 $ / shares	May 08, 2019 USD ($)	Jul. 01, 2016 USD ($)
Class of Warrant or Right [Line Items]
Units issued, price per unit (USD per unit) | $ / shares	$ 2.50
Proceeds from issuance of common units and warrants				$ 0	$ 0	$ 640,595,000
Contribution of capital from Teekay Corporation						45,315,000
Exercise price of warrants (USD per unit) | $ / shares	0.01
Par value (USD per unit) | $ / shares	$ 4.00
Consecutive trading days | day	10
Common Units and Additional Paid-in Capital | Limited Partner
Class of Warrant or Right [Line Items]
Contribution of capital from Teekay Corporation						$ 44,442,000
Common Units | Limited Partner
Class of Warrant or Right [Line Items]
Common units issued | shares	256,000,000		256,000,000			256,000,000
Partnership Acquisition
Class of Warrant or Right [Line Items]
Units issued, price per unit (USD per unit) | $ / shares								$ 1.55
Brookfield | Common Units
Class of Warrant or Right [Line Items]
Fair value basis of investment	$ 512,600,000
Warrants | Brookfield
Class of Warrant or Right [Line Items]
Fair value basis of investment	121,300,000
Brookfield Promissory Note | Common Units and Additional Paid-in Capital | Limited Partner
Class of Warrant or Right [Line Items]
Contribution of capital from Teekay Corporation	39,500,000
Subordinated debt | Brookfield Promissory Note
Class of Warrant or Right [Line Items]
Due to affiliates	200,000,000									$ 200,000,000
Debt instrument, face amount	200,000,000
Extinguishment of debt	163,600,000
Subordinated debt | Teekay Corporation Promissory Note
Class of Warrant or Right [Line Items]
Debt instrument, face amount	200,000,000
Extinguishment of debt	160,500,000
Brookfield
Class of Warrant or Right [Line Items]
Purchase price paid in cash	$ 610,000,000		$ 610,000,000
Number of units to be issued/exchanged | shares	244,000,000		244,000,000
Number of warrants to be issued (in units) | shares			62,400,000
Proceeds from issuance of common units and warrants	$ 637,000,000
Brookfield | Teekay Corporation
Class of Warrant or Right [Line Items]
Acquired common units									$ 17,300,000
Loans receivable									$ 25,000,000
Brookfield | Warrants
Class of Warrant or Right [Line Items]
Number of units to be issued/exchanged | shares	62,400,000
Brookfield | Warrants | Brookfield
Class of Warrant or Right [Line Items]
Number of warrants (in units) | shares				65,500,000	50,000,000	51,000,000
Teekay Corporation
Class of Warrant or Right [Line Items]
Purchase price paid in cash	$ 30,000,000		$ 30,000,000
Number of units to be issued/exchanged | shares	12,000,000		12,000,000
Teekay Corporation | Warrants
Class of Warrant or Right [Line Items]
Number of units to be issued/exchanged | shares	3,100,000		3,100,000
Teekay Corporation | Warrants | Brookfield
Class of Warrant or Right [Line Items]
Number of warrants (in units) | shares		1,000,000		0	15,500,000	14,500,000
Teekay Corporation | Subordinated debt
Class of Warrant or Right [Line Items]
Number of warrants to be issued (in units) | shares	11,400,000
Aggregate proceeds from the debt purchase	$ 140,000,000
Brookfield Transaction | Teekay Corporation
Class of Warrant or Right [Line Items]
Acquired common units		$ 17,300,000
Loans receivable		$ 25,000,000
General Partner | Brookfield
Class of Warrant or Right [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest Acquired		2.00%
Subsequent Event | Partnership Acquisition
Class of Warrant or Right [Line Items]
Units issued, price per unit (USD per unit) | $ / shares							$ 1.55
General Partner Interest | Brookfield | Teekay Corporation
Class of Warrant or Right [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									49.00%
General Partner Interest | Brookfield Transaction | Teekay Corporation
Class of Warrant or Right [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		49.00%
Common Unit Interest | Brookfield | Teekay Corporation
Class of Warrant or Right [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									13.80%
Common Unit Interest | Brookfield Transaction | Teekay Corporation
Class of Warrant or Right [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		13.80%
Brookfield
Class of Warrant or Right [Line Items]
General partner's interest (as a percent)				73.10%
Brookfield | General Partner
Class of Warrant or Right [Line Items]
General partner's interest (as a percent)				100.00%